AVAILABLE FOR SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Available-for-sale debt securities
Marketable securities held by the Company are debt securities and share investments considered to be available-for-sale securities.

(in thousands of $)	2015	2014
Amortized cost	185,148	80,743
Accumulated net unrealized (loss)/gain	14,446	(7,087)
Carrying value	199,594	73,656